Allowance for credit losses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ (1,000)
Write-offs charged against the allowance	$ 36,883	$ 68,171
Ukraine conflict
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss		$ 75,800